Offsetting of financial assets and financial liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Offsetting Financial Assets And Financial Liabilities [Line Items]
Information of Offsetting of Financial Assets and Financial Liabilities
The following table provides information about the offsetting of financial assets and financial liabilities at March 31, 2025 and 2026. The table includes derivatives, repurchase and resale agreements, and securities lending and borrowing transactions that are subject to enforceable master netting arrangements or similar agreements irrespective of whether or not they are offset on the Group’s consolidated balance sheets.

	Gross amounts recognized	Gross amounts offset on the balance sheet	Net amounts presented on the balance sheet (2)		Amounts not offset on the balance sheet (3)		Net amounts
					Financial instruments (4)	Cash collateral

	(in billions of yen)
2025
Assets (1) :
Derivatives	15,891	—	15,891	(5)	(13,315)	(850)	1,725
Receivables under resale agreements	28,109	—	28,109	(6)	(26,652)	—	1,457
Receivables under securities borrowing transactions	2,078	—	2,078	(7)	(2,048)	—	31

Total	46,078	—	46,078		(42,015)	(850)	3,213

Liabilities (1) :
Derivatives	16,267	—	16,267	(5)	(12,793)	(1,579)	1,894
Payables under repurchase agreements	38,395	—	38,395	(6)	(37,550)	—	845
Payables under securities lending transactions	1,675	—	1,675	(7)	(1,585)	—	89
Other liabilities (8)	125	—	125		(125)	—	—

Total	56,461	—	56,461		(52,054)	(1,579)	2,828

	Gross amounts recognized	Gross amounts offset on the balance sheet	Net amounts presented on the balance sheet (2)		Amounts not offset on the balance sheet (3)		Net amounts
					Financial instruments (4)	Cash collateral

	(in billions of yen)
2026
Assets (1) :
Derivatives	23,782	—	23,782	(5)	(20,421)	(1,480)	1,880
Receivables under resale agreements	30,572	—	30,572	(6)	(28,729)	—	1,843
Receivables under securities borrowing transactions	1,761	—	1,761	(7)	(1,740)	—	20

Total	56,114	—	56,114		(50,890)	(1,480)	3,744

Liabilities (1) :
Derivatives	24,205	—	24,205	(5)	(19,600)	(1,991)	2,614
Payables under repurchase agreements	37,732	—	37,732	(6)	(35,906)	—	1,826
Payables under securities lending transactions	2,067	—	2,067	(7)	(1,950)	—	117
Other liabilities (8)	77	—	77		(77)	—	—

Total	64,081	—	64,081		(57,533)	(1,991)	4,558

Notes:
(1)
Amounts relating to master netting arrangements or similar agreements where the MHFG Group does not have the legal right of set-off
or where uncertainty exists as to the enforceability of these agreements are excluded. For derivatives, the table includes amounts relating to over-the-counter
(“OTC”) and
OTC-cleared
derivatives that are subject to enforceable master netting arrangements or similar agreements.

(2)	Derivative assets and liabilities are recorded in Trading account assets and Trading account liabilities, respectively.
(3)	Amounts do not exceed the net amounts presented on the balance sheet and do not include the effect of overcollateralization, where it exists.
(4)	For derivatives, amounts include derivative assets or liabilities and securities collateral that are eligible for offsetting under enforceable master netting arrangements or similar agreements.
(5)
The amounts of derivative assets and liabilities subject to enforceable master netting arrangements or similar agreements were ¥15,324 billion and ¥15,722 billion, respectively, at March 31, 2025, and ¥23,448

billion and ¥23,745

billion, respectively, at March 31, 2026.

(6)
The amounts of Receivables under resale agreements and Payables under repurchase agreements subject to enforceable industry standard master repurchase agreements with netting terms were ¥26,995 billion and ¥37,646

billion, respectively, at March 31, 2025, and ¥29,092

billion and ¥36,715

billion, respectively, at March 31, 2026.

(7)
The amounts of Receivables under securities borrowing transactions and Payables under securities lending transactions subject to enforceable industry standard master lending agreements with netting terms were ¥2,078 billion and ¥1,602 billion, respectively, at March 31, 2025, and ¥1,761 billion and ¥1,968

billion, respectively, at March 31, 2026.

(8)
Amounts relate to transactions where the Group acts as lender in a securities lending agreement and receives securities that can be sold or pledged as collateral. In these transactions, the Group recognizes the securities received at fair value within Other assets and the obligation to return those securities as a liability within Other liabilities.